NOTE 3 - ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Pruchase price allocation
		Amount
Accounts receivable acquired		$ 850,000
Goodwill acquired		6,000,410
Less liabilities assumed
Note payable acquired	1,356,300
Accounts payable acquired	536,610
Net liabilities assumed		(1,892,910)
Total Purchase price		$ 4,957,500

Pro-forma unaudited consolidated statement of operations
For the Year Ended
December 31,
2012

NET SALES	$1,054,826

COST OF SALES	907,083

GROSS MARGIN	147,743

Total Selling, General and
Administrative Expenses	19,037,104

LOSS FROM OPERATIONS	(18,889,361)

Total Other Income (Expenses)	(848,180)

LOSS BEFORE INCOME TAXES	(19,737,541)

INCOME TAX EXPENSE	—

NET LOSS	$(19,737,541)

BASIC AND DILUTED:
Net loss per common share	$(1.76)

Weighted average shares outstanding	11,207,869